Employee Benefit Plans - Funded Status of Plans (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-US
Defined Benefit Plan Disclosure [Line Items]
Funded status	$ 15,399	$ 15,865
US plans
Defined Benefit Plan Disclosure [Line Items]
Funded status	$ (16,708)	$ (43,673)